SHARE-BASED COMPENSATION (Details 3) (USD $)	0 Months Ended								12 Months Ended
	Nov. 11, 2013	Oct. 23, 2012	Sep. 01, 2012	Dec. 16, 2010	Jul. 12, 2010	Aug. 20, 2009	Jul. 20, 2009	Feb. 02, 2009	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share options available
Balance at the beginning of the period (in shares)									8,817,416	7,417,416	5,576,880	8,676,880	10,576,880
Share options granted	(2,577,120)	(400,000)	(500,000)	(2,750,000)	(2,500,000)	(2,500,000)	(700,000)	(200,000)	(2,577,120)	(900,000)	0	(5,250,000)	(3,400,000)
Share options cancelled/forfeited										2,300,000	1,840,536	2,150,000	1,500,000
Balance at the end of the period (in shares)									6,240,296	8,817,416	7,417,416	5,576,880	8,676,880
Share options Outstanding
Balance at the beginning of the period (in shares)									39,082,739	40,482,739	43,300,857	43,800,000	41,900,000
Share options granted (in shares)	2,577,120	400,000	500,000	2,750,000	2,500,000	2,500,000	700,000	200,000	2,577,120	900,000	0	5,250,000	3,400,000
Share options cancelled/forfeited										(2,300,000)	(1,840,536)	(2,150,000)	(1,500,000)
Share options exercised									(1,245,334)		(977,582)	(3,599,143)
Balance at the end of the period (in shares)									40,414,525	39,082,739	40,482,739	43,300,857	43,800,000
Weighted Average Exercise Price
Balance at the beginning of the period (in dollars per share)									$ 0.02	$ 0.15	$ 0.15	$ 0.13	$ 0.12
Share options granted (in dollars per share)									$ 0.04	$ 0.03		$ 0.27	$ 0.32
Share options cancelled/forfeited (in dollars per share)										$ 0.14	$ 0.18	$ 0.14	$ 0.11
Share options exercised (in dollars per share)									$ 0.02		$ 0.09	$ 0.11
Balance at the end of the period (in dollars per share)									$ 0.02	$ 0.02	$ 0.15	$ 0.15	$ 0.13
Share-based payment award, options, additional disclosures
Weighted-average grant date fair value of options granted (in dollars per share)									$ 0.03	$ 0.01		$ 0.13